Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS EQUITY
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock shares authorized (in shares)	25,000,000	25,000,000
Preferred stock shares issued (in shares)	0	0
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)	500,000,000	500,000,000
Common stock shares issued (in shares)	19,522,413	3,977,854
Common stock shares outstanding (in shares)	19,522,413	3,977,854